Investment (OWP Ventures, Inc.)	9 Months Ended
Dec. 31, 2018
OWP Ventures, Inc. [Member]
Investment

Note 4 – Investment

Common Stock Purchase

On November 22, 2018, the Company purchased 875,000 shares of the issued and outstanding common stock, on a 1:4 split adjusted basis, of One World Pharma, Inc. from the majority shareholder. The shares represented 66.2% of the issued and outstanding shares of the Company’s common stock. Subsequently, a wholly-owned subsidiary of One World Pharma, Inc. was formed and merged with and into OWP Ventures, Inc. on February 21, 2019, and the 875,000 shares were cancelled and returned to treasury.

This acquisition was accounted for as a business combination under the purchase method of accounting. The purchase resulted in $349,420 of goodwill. According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

November 22,
2018
Consideration:
Cash paid at closing	$350,000
Accounts payable	198
Fair value of total consideration exchanged	$350,198

Fair value of identifiable assets acquired assumed:
Other current assets	$778
Total fair value of assets assumed	778
Consideration paid in excess of fair value (Goodwill)(1)	$349,420

(1)The consideration paid in excess of the net fair value of assets acquired and liabilities assumed has been recognized as additional paid-in capital due to the subsequent reverse merger.